Stradley Ronon Stevens & Young, LLP

191 N. Wacker Drive

Suite 1601

Chicago, IL 60606

September 20, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen Senior Income Fund

Ladies and Gentlemen:

On behalf of the Nuveen Senior Income Fund (the “Fund”), we are transmitting for electronic filing pre-effective amendment no. 3 to the Fund’s Registration Statement on Form N-2 (333-212240; 811-09571) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein. The Registration Statement relates to a proposed shelf offering of Term Preferred Shares by the Fund.

Before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all required exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 964-3502 with any question or comments concerning these materials.

Very truly yours,

/s/ David P. Glatz
David P. Glatz

Copies to:

E. Fess (w/encl.)

K. McCarthy (w/encl.)